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                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

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1. Name and address of issuer:         Nationwide Variable Account-II
                                       One Nationwide Plaza
                                       Columbus, Ohio 43216

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2. Name of each series or class of funds for which this notice is filed:

   Nationwide Variable Account II - Variable Annuity Contracts

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3. Investment Company Act File Number:   811-3330


   Securities Act File Number:     2-75059, 33-67636



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4. Last day of fiscal year for which this notice is filed:   December 31, 1995



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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                       [ ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


   N/A
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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the begininng of the fiscal year:


   N/A
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


   N/A
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9. Number and aggregate sale price of securities sold during the fiscal year:



   N/A
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    2,272,793,729

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    N/A
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10):   $ 2,272,793,729
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   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11, if
        applicable):                                            +   N/A
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  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                 -(459,173,920)
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   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24e-2 (if applicable):                 +   N/A
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    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        [line (i), plus line (ii), less line (iii), plus line
        (iv)] (if applicable):                                    1,813,619,809
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   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation (see   x 1/2900
        Instruction C.6):                                        --------------

  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $ 625,386.14
                                                                 ==============

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                        [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

    February 13, 1996
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)
                                  -----------------------------------
                                  Robert O. Cline, Associate Vice President,
                                  Financial Operations
                                  -----------------------------------

Date
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                            DRUEN, RATH & DIETRICH
                              ATTORNEYS AT LAW
                             ONE NATIONWIDE PLAZA
                             COLUMBUS, OHIO 43216


                                (614) 249-7617

BRIAN BACON             ROBERT M. PARSONS                    TELECOPIER
THOMAS E. BARNES        THOMAS J. PRUNTE
ROGER A. CRAIG          JOSEPH P. RATH                     (614) 249-2418
ELIZABETH A. DAVIN      ARLENE L. REILLY
THOMAS W. DIETRICH      LUCINDA A. REYNOLDS          WRITER'S DIRECT DIAL NUMBER
W. SIDNEY DRUEN         SANDRA L. RICH
JEANNE A. GRIFFIN       DANIEL R. RUPP
LEROY JOHNSTON, III     STEVEN R. SAVINI
MARK B. KOOGLER         ANNE DANZA SAXON
WALTER R. LEAHY         THERESA R. SCHAEFER
GOERGE K. MACKLIN       W. JOSEPH SCHLEPPI
RANDALL W. MAY          DAVID E. SIMAITIS
M. LINDA MAZZITTI       KENT N. SIMMONS
REGINALD C. MOMAH       LEE A. THORNBURY
SANDRA L. NEELY         PHILLIP W. WHITAKER
PETER J. OESTERLING     DAVID L. WHITE
RANDALL L. ORR

Practice Limited to Nationwide Insurance Companies and their associated companies




Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43216

Re: Registration of securities pursuant to Rule 24f-2, on behalf of the Nationwide Variable Account II File No. 811-3330

Ladies and Gentlemen:

In connection with the Rule 24f-2 Notice prepared on behalf of the Nationwide Variable Account II of Nationwide Life Insurance Company and the payment of registration fees to the Securities and Exchange Commission for securities issued by such registrant during the year ended December 31, 1995 pursuant to said Rule, we are of the opinion that the securities the registration of which the Notice makes definite in amount were legally issued, fully paid and non-assessable.

Sincerely,


/s/ Druen, Rath & Dietrich
Druen, Rath & Dietrich

cw